Shareholder Report, Holdings (Details)	Jun. 30, 2026
Blueprint Chesapeake Multi-Asset Trend ETF | First American Government Obligations Fund - Class X, 3.57% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Blueprint Chesapeake Multi-Asset Trend ETF | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Blueprint Chesapeake Multi-Asset Trend ETF | Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Blueprint Chesapeake Multi-Asset Trend ETF | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Blueprint Chesapeake Multi-Asset Trend ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Blueprint Chesapeake Multi-Asset Trend ETF | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Blueprint Chesapeake Multi-Asset Trend ETF | Bloom Energy Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Blueprint Chesapeake Multi-Asset Trend ETF | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Blueprint Chesapeake Multi-Asset Trend ETF | AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Blueprint Chesapeake Multi-Asset Trend ETF | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Blueprint Chesapeake Multi-Asset Trend ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Blueprint Chesapeake Multi-Asset Trend ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Blueprint Chesapeake Multi-Asset Trend ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
Blueprint Chesapeake Multi-Asset Trend ETF | Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Blueprint Chesapeake Multi-Asset Trend ETF | Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Blueprint Chesapeake Multi-Asset Trend ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Percent of Total Short Exposure	(3.20%)
Blueprint Chesapeake Multi-Asset Trend ETF | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Percent of Total Short Exposure	(1.80%)
Blueprint Chesapeake Multi-Asset Trend ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Percent of Total Short Exposure	(1.40%)
Blueprint Chesapeake Multi-Asset Trend ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Blueprint Chesapeake Multi-Asset Trend ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Blueprint Chesapeake Multi-Asset Trend ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Percent of Total Short Exposure	(4.70%)
Blueprint Chesapeake Multi-Asset Trend ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Percent of Total Short Exposure	(3.20%)
Blueprint Chesapeake Multi-Asset Trend ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Percent of Total Short Exposure	(2.10%)
Blueprint Chesapeake Multi-Asset Trend ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Percent of Total Short Exposure	(2.10%)
Blueprint Chesapeake Multi-Asset Trend ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Percent of Total Short Exposure	(0.20%)
Blueprint Chesapeake Multi-Asset Trend ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Short Exposure	(0.90%)
Blueprint Chesapeake Multi-Asset Trend ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Percent of Total Short Exposure	(0.50%)
Blueprint Chesapeake Multi-Asset Trend ETF | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Blueprint Chesapeake Multi-Asset Trend ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Blueprint Chesapeake Multi-Asset Trend ETF | Purchased Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
Blueprint Chesapeake Multi-Asset Trend ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Chesapeake Trend-Following Fixed Income ETF | First American Government Obligations Fund - Class X, 3.57% [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Chesapeake Trend-Following Fixed Income ETF | iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Chesapeake Trend-Following Fixed Income ETF | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Chesapeake Trend-Following Fixed Income ETF | Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Chesapeake Trend-Following Fixed Income ETF | SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Chesapeake Trend-Following Fixed Income ETF | iShares Preferred and Income Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Chesapeake Trend-Following Fixed Income ETF | Vanguard Intermediate-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Chesapeake Trend-Following Fixed Income ETF | iShares MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Chesapeake Trend-Following Fixed Income ETF | iShares J.P. Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Chesapeake Trend-Following Fixed Income ETF | Blackstone Mortgage Trust, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Chesapeake Trend-Following Fixed Income ETF | Open Futures Contracts Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
Chesapeake Trend-Following Fixed Income ETF | Open Futures Contracts Sold [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
Chesapeake Trend-Following Fixed Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Chesapeake Trend-Following Fixed Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Percent of Total Short Exposure	(0.30%)
Chesapeake Trend-Following Fixed Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.60%

[1]	Less than 0.05% of net assets.
[2]	Less than 0.05% of net assets.
[3]	Less than 0.05% of net assets.